SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2015
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS

4.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group is mainly engaged in selling advertising time slots on their network, primarily air travel advertising network, throughout PRC.

The Group chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group; hence, the Group has only one operating segment. The Group has internal reporting that does not distinguish between markets or segments.

Geographic information

The Group primarily operates in the PRC and substantially all of the Group's long-lived assets are located in the PRC.

Revenue by service categories

	For the years ended December 31,
	2013	2014	2015
Revenues from continuing operations:

Air Travel Media Network	$80,002	$59,200	$38,817
Gas Station Media Network	12,726	11,164	9,840
Other Media	36	5,583	2,109

	$92,764	$75,947	$50,866